Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 22,327	$ 26,035
Receivables, net of allowance for doubtful accounts	174,398	169,610
Prepaid lease expenses	44,437	42,713
Deferred income tax assets	1,352	729
Other current assets	39,218	34,057
Total current assets	281,732	273,144
Property, plant and equipment	3,139,239	3,110,385
Less accumulated depreciation and amortization	(2,044,102)	(2,026,745)
Net property, plant and equipment	1,095,137	1,083,640
Goodwill	1,546,594	1,512,768
Intangible assets, net	402,886	366,985
Deferred financing costs, net of accumulated amortization	28,034	32,725
Deferred income tax assets		12,496
Other assets	37,395	37,060
Total assets	3,391,778	3,318,818
Current liabilities:
Trade accounts payable	17,452	16,368
Current maturities of long-term debt	21,332	15,625
Accrued expenses	115,208	108,790
Deferred income	87,661	84,558
Total current liabilities	241,653	225,341
Long-term debt	1,898,152	1,884,270
Deferred income tax liabilities	2,052
Asset retirement obligation	206,234	204,327
Other liabilities	22,628	23,414
Total liabilities	2,370,719	2,337,352
Stockholder's equity:
Additional paid-in-capital	1,664,038	1,611,775
Accumulated comprehensive (deficit) income	(1,178)	2,454
Accumulated deficit	(635,799)	(632,859)
Stockholder's equity	1,021,059	981,466
Cost of shares held in treasury, 104,836 and 0 shares in 2015 and 2014, respectively	(6,099)
Total liabilities and stockholder's equity	3,391,778	3,318,818
LAMAR MEDIA CORP [Member]
Current assets:
Cash and cash equivalents	21,827	25,535
Receivables, net of allowance for doubtful accounts	174,398	169,610
Prepaid lease expenses	44,437	42,713
Deferred income tax assets	1,352	729
Other current assets	39,218	34,057
Total current assets	281,232	272,644
Property, plant and equipment	3,139,239	3,110,385
Less accumulated depreciation and amortization	(2,044,102)	(2,026,745)
Net property, plant and equipment	1,095,137	1,083,640
Goodwill	1,536,443	1,502,616
Intangible assets, net	402,418	366,518
Deferred financing costs, net of accumulated amortization	26,080	30,771
Deferred income tax assets		12,496
Other assets	32,110	31,775
Total assets	3,373,420	3,300,460
Current liabilities:
Trade accounts payable	17,452	16,368
Current maturities of long-term debt	21,332	15,625
Accrued expenses	110,728	105,007
Deferred income	87,661	84,558
Total current liabilities	237,173	221,558
Long-term debt	1,898,152	1,884,270
Deferred income tax liabilities	2,052
Asset retirement obligation	206,234	204,327
Other liabilities	22,628	23,414
Total liabilities	2,366,239	2,333,569
Stockholder's equity:
Additional paid-in-capital	2,734,479	2,682,216
Accumulated comprehensive (deficit) income	(1,178)	2,454
Accumulated deficit	(1,726,120)	(1,717,779)
Stockholder's equity	1,007,181	966,891
Total liabilities and stockholder's equity	3,373,420	3,300,460
Series AA Preferred Stock [Member]
Stockholder's equity:
Preferred stock, value
Common Class A [Member]
Stockholder's equity:
Common stock, value	82	81
Common Class B [Member]
Stockholder's equity:
Common stock, value	$ 15	$ 15